Sep. 17, 2020
Pacer Benchmark Data & Infrastructure Real Estate SCTR ETF
Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF
Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF (SRVR)
(the “Fund”)

Supplement dated September 16, 2020 to the
Prospectus dated August 31, 2020

Effective beginning with the September 2020 rebalance of the Fund’s Index, the Index will be generally composed of equity securities of developed markets companies that derive at least 85% of their earnings or revenues from real estate operations in the data and infrastructure real estate sectors. Additionally, the minimum market capitalization requirement for inclusion in the Index will be $500 million. References to the Index being comprised solely of U.S.-listed equity securities and the prior minimum market capitalization requirement are updated accordingly.

The following supplements the “Summary – Principal Investment Risks of Investing in the Fund” section beginning on page 126 of the Prospectus.

Principal Investment Risks of Investing in the Fund
Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Shares of the Fund May Trade at Prices Other Than NAV. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
▪Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
▪Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Please retain this Supplement with your Prospectus for future reference.